Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate for Items in the Statements	Translation of amounts from HKD and RMB into US$ has been made at the following exchange rates for the respective periods:
	December 31, 2023	December 31, 2022
HKD exchange rate for balance sheet items, except for equity accounts	7.8109	7.8015
RMB exchange rate for balance sheet items, except for equity accounts	7.0999	6.8972

Schedule of Exchange Rate for Items in the Statements
	For the Years Ended December 31,
	2023	2022	2021
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8292	7.8306	7.7727
RMB exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.0809	6.7290	6.4508

Schedule of Property and Equipment	Property and equipment primarily consist of office equipment, vehicles and leasehold improvements. Office equipment and vehicles are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives as follows:
Office equipment	3 – 5 years
Vehicle	3 – 5 years
Leasehold improvements	Shorter of the remaining lease terms and the estimated 3 years

Schedule of Company Disaggregate Revenue into Two Revenue	For the years ended December 31, 2023, 2022 and 2021, the Company disaggregate revenue into two revenue streams as the following table:
	For the Years Ended December 31,
	2023	2022	2021
Revenues
Sales of cosmetics and other beauty products	$144,455,442	$145,007,303	$117,322,028
Provision of operation services	4,544,377	248,953	—
Total revenue	$148,999,819	$145,256,256	$117,322,028

Schedule of Disaggregates Revenue by Timing of Revenues	The Company disaggregates revenue by timing of revenues recognition as the following table:
	For the Years Ended December 31,
	2023	2022	2021
Revenues
Goods transferred at a point in time	$144,455,442	$145,007,303	$117,322,028
Services transferred over time	4,544,377	248,953	—
Total revenue	$148,999,819	$145,256,256	$117,322,028